Lincoln PathBuilder Income® IRA
Individual Variable Annuity Contract
Updating Summary Prospectus for Current Contractowners
May 1, 2024
This updating summary prospectus summarizes certain changes to key features of the Lincoln PathBuilder Income® IRA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln PathBuilder Income® IRA contract.
The prospectus for the Lincoln PathBuilder Income® IRA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
Fund Reorganizations:
•
The Board of Trustees of American Century Variable Portfolios, Inc. has approved an agreement and plan of reorganization of each Fund into and with a substantially similar series and class of Lincoln Variable Insurance Products (“LVIP”) Trust. The reorganization was effective on or about April 26, 2024.

The following fund will be reorganized into…	...the following acquiring Fund.*
American Century VP Balanced Fund	LVIP American Century Balanced Fund
American Century VP Large Company Value Fund	LVIP American Century Large Company Value Fund

*Please review Appendix A for additional Fund Information.
Fund Name Changes:

Former Fund Name	New Fund Name*
Delaware VIP® Emerging Markets Series	Macquarie VIP Emerging Markets Series
Delaware VIP® Small Cap Value Series	Macquarie VIP Small Cap Value Series
LVIP Delaware Bond Fund	LVIP Macquarie Bond Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP Macquarie Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund	LVIP Macquarie Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Delaware Mid Cap Value Fund	LVIP Macquarie Mid Cap Value Fund
LVIP Delaware SMID Cap Core Fund	LVIP Macquarie SMID Cap Core Fund
LVIP Delaware Social Awareness Fund	LVIP Macquarie Social Awareness Fund
LVIP Delaware U.S. REIT Fund	LVIP Macquarie U.S. REIT Fund
LVIP Delaware Value Fund	LVIP Macquarie Value Fund
LVIP Delaware Wealth Builder Fund	LVIP Macquarie Wealth Builder Fund
LVIP T. Rowe Price Growth Stock Fund	LVIP AllianceBernstein Large Cap Growth Fund

*Please review Appendix A for additional fund information.

Important Information You Should Consider About the Lincoln PathBuilder Income® IRA Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with this Contract.			•N/A
Transaction Charges	There are no sales charges associated with this Contract.			•N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expenses would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.00%[1]	2.00%[1]
	Investment options (fund fees and expenses)	0.48%[2]	1.60%[2]
1 As a percentage of the Income Base.
2As a percentage of average Account Value in the Subaccounts.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $3,031	Highest Annual Cost: $4,063
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees	•Investment of $100,000 •5% annual appreciation •Most expensive fund fees and expenses •No additional Purchase Payments, transfers, or withdrawals •No sales charges or advisory fees
	RISKS			Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.			•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit protections mean the Contract is more beneficial to investors with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.
•Principal Risks •Surrender and Withdrawals •Fee Tables

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting
www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.
•You are generally restricted to no more than 12 transfers between investment options per Contract Year. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
•Investment Requirements apply to the Guaranteed Withdrawal Benefit.
•Principal Risks •Investments of the Variable Annuity Account
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.
•This potential conflict of interest may influence your financial professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
•Distribution of the Contracts •Principal Risks
Exchanges
•You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new
Contract rather than continue to own your existing contract.
•N/A
4

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Investment Requirements related to the Guaranteed Withdrawal Benefit limit your ability to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-234-3500 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	17.86%	8.15%	4.07%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	45.95%	13.04%	11.39%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	13.27%	7.63%	5.72%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	LVIP American Century Balanced Fund - Service Class (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	1.02%[2]	16.12%	8.20%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class (formerly American Century VP Large Company Value Fund) advised by Lincoln Financial Investments Corporation	0.85%[2]	3.78%	10.37%	7.58%
A balance between a high level of current income and growth of capital. A fund of funds.	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%	11.41%	5.39%	4.14%
Long-term growth of capital. A master- feeder fund.	LVIP American Global Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.03%	22.16%	13.24%	9.17%
Growth of capital. A master-feeder fund.	LVIP American Growth Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.95%	37.99%	18.26%	13.94%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term growth of capital and income. A master-feeder fund.	LVIP American Growth-Income Fund - Service Class II advised by Lincoln Financial Investments Corporation	0.89%	25.72%	12.97%	10.53%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	10.40%	5.73%	4.51%
Long-term growth of capital. A master- feeder fund.	LVIP American International Fund - Service Class II advised by Lincoln Financial Investments Corporation	1.15%	15.41%	4.45%	3.03%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	13.35%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	4.81%	2.90%	1.93%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.07%[2]	12.79%	4.50%	3.59%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	22.36%	14.59%	10.69%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	9.76%	2.86%	1.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.66%[2]	18.62%	6.47%	4.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	17.09%	12.53%	9.79%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	15.25%	11.14%	6.89%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	11.56%	4.30%	3.30%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.48%	1.46%	0.87%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.32%	4.75%	3.68%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.72%	5.57%	1.14%	1.64%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.84%[2]	5.94%	1.75%	1.80%
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited-Term Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	4.68%	1.56%	1.36%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.78%	10.86%	11.49%	8.24%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	1.10%[2]	16.10%	11.91%	8.06%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.80%	29.72%	15.45%	10.93%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	1.13%[2]	12.24%	6.14%	5.94%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Service Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.98%	3.18%	7.78%	7.54%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Macquarie Wealth Builder Fund - Service Class[3] (formerly LVIP Delaware Wealth Builder Fund) advised by Lincoln Financial Investments Corporation	0.96%[2]	9.64%	5.69%	4.19%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.42%	9.55%	6.31%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	7.80%	11.10%	8.30%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	3.76%	-1.16%	0.01%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	19.81%	5.77%	3.19%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	5.03%	0.52%	1.23%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	17.27%	7.70%	3.76%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	13.28%	7.11%	5.07%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	25.70%	15.12%	11.49%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	16.21%	9.25%	6.47%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.82%	12.81%	6.86%	4.96%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	20.87%	13.22%	10.54%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	38.35%	16.68%	13.63%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	16.95%	12.17%	7.44%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.48%[2]	13.45%	3.87%	2.38%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	-2.33%	8.05%	6.13%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.

The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
As long as the Guaranteed Withdrawal Benefit rider is in effect, you will be subject to Investment Requirements. This means you will be limited in how much you can invest in certain Subaccounts of your Contract. You must comply with the Investment Requirements during the period of time you own the rider (the minimum time period for ownership, if any, is specified in the termination section). After that period, if you no longer comply with the Investment Requirements, the rider will be terminated. We impose Investment Requirements to reduce the risk of investment losses that may require use to use our own assets to make guaranteed payments under the rider.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements in part because the reduction in volatility helps us reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the rider. At the same time, risk management strategies in periods of high market volatility or other market conditions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your Contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. If your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.
We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements.
B-1

At this time, the Subaccount groups are as follows:
The fixed accounts are not available with these riders.
Group 1 Investments must be at least 40% of Contract Value or Account Value.	Group 2 Investments cannot exceed 60% of Contract Value or Account Value.
LVIP BlackRock Inflation Protected Bond Fund
LVIP Government Money Market Fund
LVIP Macquarie Bond Fund
LVIP Macquarie Diversified Floating Rate Fund
LVIP Macquarie Diversified Income Fund
LVIP Macquarie Limited-Term Diversified Income Fund
LVIP Mondrian Global Income Fund
LVIP SSGA Bond Index Fund

Invesco V.I. EQV International Equity Fund
LVIP AllianceBernstein Large Cap Fund
LVIP American Century Large Company Value Fund
LVIP American Global Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Real Estate Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Macquarie Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund
LVIP Macquarie U.S. REIT Fund
LVIP Macquarie Value Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA International Index Fund
LVIP SSGA S&P 500 Index Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Wellington Capital Growth Fund
LVIP Wellington SMID Cap Value Fund
Macquarie VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series
MFS VIT Utilities Series

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the funds listed below. If you allocate less than 100% of Contract Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
LVIP American Balanced Allocation Fund
•
LVIP American Century Balanced Fund
•
LVIP American Global Balanced Allocation Managed Risk Fund
•
LVIP American Income Allocation Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP Government Money Market Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP Macquarie Bond Fund
•
LVIP Macquarie Diversified Floating Rate Fund
•
LVIP Macquarie Diversified Income Fund
•
LVIP Macquarie Limited-Term Diversified Income Fund
•
LVIP Macquarie Wealth Builder Fund
•
LVIP Mondrian Global Income Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP Structured Moderate Allocation Fund
B-2

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-267957; 811-03214
EDGAR Contract Identifier C000240383